ACCOUNTS PAYABLE AND OTHER - Accounts Payable and Other (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Accounts payable	$ 829	$ 849
Accrued and other liabilities	919	545
Lease liabilities	44	43
Financial liabilities	122	109
Work in progress	382	481
Provisions and decommissioning liabilities	689	502
Liabilities held for sale	5	5
Total current	2,990	2,534
Non-current
Accounts payable	81	84
Accrued and other liabilities	323	312
Lease liabilities	236	269
Financial liabilities	1,266	1,378
Work in progress	36	20
Provisions and decommissioning liabilities	344	221
Total non-current	2,286	2,284
Financial liability recognized for proceeds received from sale and leaseback transaction	1,255	1,345
Current financial liability recognized related to sale and leaseback of hospitals	42	64
Noncurrent financial liability recognized related to sale and leaseback of hospitals	$ 1,213	$ 1,281